Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Transamerica Funds
Entity Central Index Key	0000787623
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000171784
Shareholder Report [Line Items]
Fund Name	Transamerica Stock Index
Class Name	Class R
Trading Symbol	TSTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$34	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[1]
Expenses Represent Both Master and Feeder [Text]	The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.
AssetsNet	$ 156,845,451
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$156,845,451
Number of Portfolio Holdings	1
Portfolio turnover rate of Master Portfolio	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
S&P 500 Index Master Portfolio	100.0%

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171785
Shareholder Report [Line Items]
Fund Name	Transamerica Stock Index
Class Name	Class R4
Trading Symbol	TSTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$16	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[2]
Expenses Represent Both Master and Feeder [Text]	The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.
AssetsNet	$ 156,845,451
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$156,845,451
Number of Portfolio Holdings	1
Portfolio turnover rate of Master Portfolio	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
S&P 500 Index Master Portfolio	100.0%

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus

[1]	Annualized
[2]	Annualized